Janus Henderson Global Select Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares	Value
Common Stocks – 96.8%
Aerospace & Defense – 4.1%
BAE Systems PLC	7,015,060	$117,115,469
Automobiles – 1.3%
Toyota Motor Corp	1,776,700	36,583,773
Banks – 4.7%
BNP Paribas SA	778,295	49,866,180
Erste Group Bank AG	914,334	43,297,819
HDFC Bank Ltd	1,990,041	40,202,337
		133,366,336
Beverages – 0.9%
Monster Beverage Corp*	534,928	26,719,654
Biotechnology – 3.3%
Akero Therapeutics Inc*	191,879	4,501,482
Argenx SE (ADR)*	28,883	12,420,845
Ascendis Pharma A/S (ADR)*	131,927	17,992,204
Biohaven Ltd*	379,631	13,176,992
Madrigal Pharmaceuticals Inc*	32,409	9,079,706
Vaxcyte Inc*	509,516	38,473,553
		95,644,782
Capital Markets – 1.9%
Morgan Stanley	559,032	54,332,320
Chemicals – 2.0%
Linde PLC	131,309	57,619,702
Commercial Services & Supplies – 1.2%
Rentokil Initial PLC	6,072,874	35,404,186
Diversified Financial Services – 1.2%
Mastercard Inc - Class A	74,815	33,005,385
Diversified Telecommunication Services – 1.6%
Deutsche Telekom AG	1,794,519	45,136,411
Electronic Equipment, Instruments & Components – 1.7%
Hexagon AB - Class B	4,456,194	50,042,694
Entertainment – 3.4%
Liberty Media Corp-Liberty Formula One - Series C*	1,340,842	96,326,089
Health Care Equipment & Supplies – 0.5%
Edwards Lifesciences Corp*	162,793	15,037,189
Hotels, Restaurants & Leisure – 3.9%
Booking Holdings Inc	7,533	29,841,980
Chipotle Mexican Grill Inc*	793,500	49,712,775
Entain PLC	3,964,808	31,385,133
		110,939,888
Independent Power and Renewable Electricity Producers – 3.4%
Vistra Corp	1,117,726	96,102,082
Industrial Real Estate Investment Trusts (REITs) – 0.8%
Segro PLC	2,114,801	24,028,615
Insurance – 6.5%
AIA Group Ltd	4,361,600	29,576,738
Arthur J Gallagher & Co	262,816	68,150,817
Dai-ichi Life Holdings Inc	3,264,500	87,656,828
		185,384,383
Interactive Media & Services – 1.6%
Meta Platforms Inc - Class A	90,114	45,437,281
Life Sciences Tools & Services – 1.4%
ICON PLC*	123,690	38,773,104
Machinery – 0.9%
Deere & Co	69,577	25,996,055
Metals & Mining – 3.3%
Teck Resources Ltd	1,965,787	94,215,217
Multiline Retail – 2.8%
Amazon.com Inc*	419,460	81,060,645
Oil, Gas & Consumable Fuels – 6.0%
Canadian Natural Resources Ltd	2,059,938	73,333,793
Marathon Petroleum Corp	574,508	99,665,648
		172,999,441
Personal Products – 2.0%
Unilever PLC	1,042,356	57,380,756

	Shares	Value
Common Stocks – (continued)
Pharmaceuticals – 4.1%
AstraZeneca PLC	261,786	$40,805,042
Merck & Co Inc	335,691	41,558,546
Novo Nordisk A/S (ADR)	247,428	35,317,873
		117,681,461
Road & Rail – 1.9%
Full Truck Alliance Co (ADR)	2,352,617	18,915,041
TFI International Inc	246,223	35,741,730
		54,656,771
Semiconductor & Semiconductor Equipment – 13.3%
Advanced Micro Devices Inc*	75,767	12,290,165
ASML Holding NV	73,830	76,159,632
Lam Research Corp	55,099	58,672,170
NVIDIA Corp	417,920	51,629,837
Taiwan Semiconductor Manufacturing Co Ltd	6,113,000	181,846,277
		380,598,081
Software – 8.4%
Microsoft Corp	400,660	179,074,987
Synopsys Inc*	50,940	30,312,356
Workday Inc - Class A*	137,999	30,851,057
		240,238,400
Specialty Retail – 2.0%
TJX Cos Inc	530,775	58,438,328
Textiles, Apparel & Luxury Goods – 3.1%
LVMH Moet Hennessy Louis Vuitton SE	28,495	21,879,726
Samsonite International SAž	22,023,600	65,704,581
		87,584,307
Trading Companies & Distributors – 2.5%
Ferguson PLC	367,529	71,171,991
Wireless Telecommunication Services – 1.1%
SoftBank Group Corp	463,600	30,228,192
Total Common Stocks (cost $1,807,022,592)		2,769,248,988
Preferred Stocks – 0.8%
Automobiles – 0.8%
Dr Ing hc F Porsche AGž (cost $29,160,153)	296,585	22,046,776
Private Placements – 0%
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§ (cost $9,254,547)	19,041	0
Investment Companies – 2.6%
Money Markets – 2.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $74,558,553)	74,545,177	74,560,086
Total Investments (total cost $1,919,995,845) – 100.2%		2,865,855,850
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(7,003,004)
Net Assets – 100%		$2,858,852,846

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,452,798,878	50.7%
United Kingdom	306,119,201	10.7
Canada	203,290,740	7.1
Taiwan	181,846,277	6.3
Japan	154,468,793	5.4
Hong Kong	95,281,319	3.3
Netherlands	76,159,632	2.7
France	71,745,906	2.5
Germany	67,183,187	2.3
Denmark	53,310,077	1.9
Sweden	50,042,694	1.7
Austria	43,297,819	1.5
India	40,202,337	1.4
Ireland	38,773,104	1.4
China	18,915,041	0.7
Belgium	12,420,845	0.4
Total	$2,865,855,850	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$53,372,825	$374,830,420	$(353,637,823)	$(809)	$(4,527)	$74,560,086	74,545,177	$2,470,178
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	12,781,962	119,740,576	(132,522,538)	-	-	-	-	23,958 ∆
Total Affiliated Investments - 2.6%
	$66,154,787	$494,570,996	$(486,160,361)	$(809)	$(4,527)	$74,560,086	74,545,177	$2,494,136

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/15/25	22,613,060	EUR	$(3,007,653)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2024
Options:
Average value of option contracts written	$1,097,690
Total return swaps:
Average notional amount	15,829,142

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2024 is
$87,751,357, which represents 3.1% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2024 is $0, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Magic Leap Inc - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%
The Fund has registration rights for certain restricted securities held as of June 30, 2024. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$-	$117,115,469	$-
Automobiles	-	36,583,773	-
Banks	-	133,366,336	-
Commercial Services & Supplies	-	35,404,186	-
Diversified Telecommunication Services	-	45,136,411	-
Electronic Equipment, Instruments & Components	-	50,042,694	-
Hotels, Restaurants & Leisure	79,554,755	31,385,133	-
Industrial Real Estate Investment Trusts (REITs)	-	24,028,615	-
Insurance	68,150,817	117,233,566	-
Personal Products	-	57,380,756	-
Pharmaceuticals	76,876,419	40,805,042	-
Semiconductor & Semiconductor Equipment	122,592,172	258,005,909	-
Textiles, Apparel & Luxury Goods	-	87,584,307	-
Wireless Telecommunication Services	-	30,228,192	-
All Other	1,357,774,436	-	-
Preferred Stocks	-	22,046,776	-
Private Placements	-	-	0
Investment Companies	-	74,560,086	-
Total Assets	$1,704,948,599	$1,160,907,251	$0
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$3,007,653	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.
The Fund did not hold a significant amount of Level 3 securities as of June 30, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70233 08-24